Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	ROYCE CAPITAL FUND
Central Index Key	0001006387
Amendment Flag	false
Document Creation Date	Sep. 06, 2017
Document Effective Date	Sep. 06, 2017
Prospectus Date	May 01, 2017
Royce Capital Fund - Micro-Cap Portfolio | Investment Class
Prospectus:
Trading Symbol	RCMCX
Royce Capital Fund - Micro-Cap Portfolio | Service Class
Prospectus:
Trading Symbol	RCMSX